INCOME TAXES - Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about consolidated structured entities [line items]
Loss before income taxes			$ (318.0)	$ (615.7)
Canadian statutory tax rate (%)			26.50%	26.50%
Expected income tax recovery			$ (84.3)	$ (163.2)
Impact of higher foreign tax rates			(31.7)	(97.7)
Impact of change in enacted tax rates			(216.8)	(18.7)
Permanent differences			(20.7)	(22.3)
Unused tax losses and tax offsets not recognized in deferred tax assets			53.0	(46.7)
Tax effects of translation in foreign operations			(9.2)	42.8
True-up of tax provisions in respect of prior years and effects of Brazilian Tax Matters			150.7	15.9
Withholding taxes			10.8	7.5
Unrealized foreign exchange			9.9	(20.0)
Mining taxes on profit			14.5	18.6
Planned distribution of foreign earnings of the company			9.9	(40.7)
Other			0.0	(0.4)
Total income tax recovery			(113.9)	(324.9)
Income tax recovery is represented by:
Current income tax expense			239.2	21.8
Deferred income tax recovery			(353.1)	(346.7)
Total income tax recovery			$ (113.9)	$ (324.9)
Jacobina Mineração e Comércio Ltda.
Disclosure of information about consolidated structured entities [line items]
Canadian statutory tax rate (%)	34.00%	15.25%
Income tax recovery is represented by:
Income tax incentive, period		10 years